Related Parties Disclosures - Schedule of Related party transactions (Details) - Related Party [Member]	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Related party transactions [Line Items]
Sale of goods and/or services to related parties			RM 4,988,468
Payments made on behalf by director	23,944	5,356	247,707
Employee benefit expenses charged from related parties	12,000	2,684	15,996
Selling and administrative expenses charged from related parties	RM 8,495	$ 1,900	RM 24,877